Trade and other payables:	12 Months Ended
Dec. 31, 2022
Trade and other payables:
Trade and other payables:

8.    Trade and other payables:

Trade and other payables consist of:

	December 31,	December 31,
	2022	2021

Trade payables	$4,540	$2,857
Accrued research and development liabilities with service providers	4,563	8,432
Other accrued liabilities	3,632	2,882
DSU liability (note 9 (b) (ii))	2,790	2,503
	$15,525	$16,674